Net Revenue	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Net Revenue
24.	NET REVENUE
a.	Disaggregation of revenue from contracts with customers

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
Product	(In Millions)	(In Millions)	(In Millions)

Wafer	$911,296.4	$927,317.3	$1,178,456.3
Others	120,177.2	142,668.1	160,798.5

	$1,031,473.6	$1,069,985.4	$1,339,254.8

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
Geography	(In Millions)	(In Millions)	(In Millions)

Taiwan	$78,260.8	$84,255.2	$129,082.9
United States	632,821.5	634,713.0	817,911.0
China	175,794.2	208,101.4	233,783.3
Europe, the Middle East and Africa	71,068.5	67,568.2	70,213.4
Japan	58,125.9	57,468.6	63,299.2
Others	15,402.7	17,879.0	24,965.0

	$1,031,473.6	$1,069,985.4	$1,339,254.8

The Company categorized the net revenue mainly based on the countries where the customers are headquartered.

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
Platform	(In Millions)	(In Millions)	(In Millions)

Smartphone	$466,452.3	$523,612.9	$645,303.6
High Performance Computing	341,910.2	315,822.3	439,810.0
Internet of Things	65,091.3	86,342.7	110,355.2
Automotive	51,709.8	47,914.5	44,367.5
Digital Consumer Electronics	58,470.2	53,733.4	54,555.7
Others	47,839.8	42,559.6	44,862.8

	$1,031,473.6	$1,069,985.4	$1,339,254.8

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
Resolution	(In Millions)	(In Millions)	(In Millions)

5-nanometer	$—	$—	$90,934.5
7-nanometer	81,680.7	249,548.1	394,837.0
10-nanometer	96,989.5	23,266.4	3,403.1
16-nanometer	187,370.6	186,700.9	197,959.0
20-nanometer	23,618.4	9,535.8	8,450.9
28-nanometer	178,440.4	149,578.7	149,367.7
40/45-nanometer	101,801.0	93,366.3	103,176.5
65-nanometer	76,122.3	69,250.0	61,226.7
90-nanometer	36,652.1	25,624.2	29,380.4
0.11/0.13 micron	20,677.7	22,947.3	33,197.1
0.15/0.18 micron	81,182.6	77,564.5	86,008.5
0.25 micron and above	26,761.1	19,935.1	20,514.9

Wafer revenue	$911,296.4	$927,317.3	$1,178,456.3

Starting the first qu
a
rter of 2019, the Company reported its net revenue breakdown by platform, instead of by application. The Company believes this change better represents the Company’s results.

b.	Contract balances

	January 1, 2019	December 31, 2019	December 31, 2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Contract liabilities (classified under accrued expenses and other current liabilities)	$4,684.0	$6,784.3	$13,775.1

The changes in the contract liability balances primarily result from the timing difference between the satisfaction of performance obligation and the customer’s payment.
The Company recognized revenue from the beginning balance of contract liability, which amounted to NT$31,770.0 million, NT$3,876.6 million and NT$4,737.9 million for the years ended December 31, 2018, 2019 and 2020, respectively.

c.	Refund liabilities
Estimated sales returns and other allowances is made and adjusted based on historical experience and the consideration of varying contractual terms, which amounted to NT$55,406.0 million, NT$36,211.4 million and NT$40,453.1 million for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2019 and 2020, the aforementioned refund liabilities amounted to NT$19,620.2 million and NT$33,194.8 million (classified under accrued expenses and other current liabilities), respectively.